Equity Equity - Schedule of Share Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 21, 2013 Share Repurchase Program 2013	Sep. 27, 2013 Share Repurchase Program 2013	Sep. 28, 2012 Share Repurchase Program 2013	Sep. 30, 2011 Share Repurchase Program 2013	Sep. 24, 2010 Share Repurchase Program 2013	Aug. 11, 2011 Share Repurchase Program 2011	Sep. 27, 2013 Share Repurchase Program 2011	Sep. 28, 2012 Share Repurchase Program 2011	Sep. 30, 2011 Share Repurchase Program 2011	Sep. 24, 2010 Share Repurchase Program 2011	Mar. 16, 2010 Share Repurchase Program 2010	Sep. 27, 2013 Share Repurchase Program 2010	Sep. 28, 2012 Share Repurchase Program 2010	Sep. 30, 2011 Share Repurchase Program 2010	Sep. 24, 2010 Share Repurchase Program 2010
Class of Stock [Line Items]
Repurchase of shares (shares)					13.2	0	0	0		14.0	16.8	4.0	0		0	0	14.9	6.6
Repurchases (in usd)	$ 1,710	$ 932	$ 955		$ 823	$ 0	$ 0	$ 0		$ 877	$ 923	$ 200	$ 0		$ 0	$ 0	$ 750	$ 250
Share repurchase program, authorized amount (in usd)				3,000	3,000				2,000	2,000				1,000	1,000
Share repurchase program, remaining authorized amount (in usd)					$ 2,177					$ 0					$ 0